Debt and other liabilities - Schedule of the senior secured convertible note and secured convertible loans (Details) - Convertible Debt Related And Non Related Parties [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of The Senior Secured Convertible Note And Secured Convertible Loans [Line Items]
Accrued interest	$ 7,269	$ 3,221,233
Amortization of debt discount		163,976
Interest Expense, Debt, Total	$ 7,269	$ 3,385,209